SCHEDULE OF DETAILED INFORMATION ABOUT INVESTMENT IN AVAILABLE FOR SALE SECURITIES AT FAIR VALUE (Details) - Financial assets available-for-sale, category [member] $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	$ 8,811
Deposit withdraw	(637)
Investment income	125
Gains (losses) on available-for-sale financial assets	(407)
Financial assets, at fair value	7,892
U.S. Government Bonds [Member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	5,033
Deposit withdraw	528
Investment income	91
Gains (losses) on available-for-sale financial assets	(172)
Financial assets, at fair value	5,480
Municipal Bond [Member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	2,900
Deposit withdraw	(1,220)
Investment income	34
Gains (losses) on available-for-sale financial assets	(197)
Financial assets, at fair value	1,517
Bond mutual funds [Member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	878
Deposit withdraw
Investment income
Gains (losses) on available-for-sale financial assets	(38)
Financial assets, at fair value	840
Investment Certificate [Member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value
Deposit withdraw	55
Investment income
Gains (losses) on available-for-sale financial assets
Financial assets, at fair value	$ 55